Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements

1.    ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000.

As of December 31, 2014, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”). As of December 31, 2014, the Company also effectively controls a number of variable interest entities (“VIE”) through the Primary Beneficiaries, as defined below. The VIEs include:

•

Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled through Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s wholly-owned subsidiaries;

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled through Baidu Online; and

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”), controlled through Baidu Online; and

•	Other VIEs controlled through Primary Beneficiaries other than Baidu Online.

The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”. The Group offers internet search solutions and online marketing solutions, operates an online payment platform which enables users to make payments online, develops and markets scalable web/mobile application software and provides related services, conducts online advertising business in connection with online video contents broadcasting, provides mobile application distribution services, offers online game services and provides group buying services. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own, but conducts its primary business operations through its subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content, advertising, and audio and video services. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in capital of the VIEs was mainly funded by the Group through loans extended to the authorized individuals who were the shareholders of the VIEs. The Group has entered into proxy agreements or power of attorney and exclusive equity purchase option agreement with the VIEs and nominee shareholders of the VIEs through the Group’s subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in the PRC, which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitle the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in the PRC, including loan agreements for the paid-in capital of the VIEs and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their wholly-owned subsidiaries in the PRC, demonstrate their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation, because the Company holds all the variable interests of the VIEs through the Primary Beneficiaries.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Primary Beneficiaries are further described below.

Loan Agreements

Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online, Baidu Online provided interest-free loans with an aggregate amount of RMB100.0 million to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The terms of the loan agreements will expire on February 9, 2016 at the earliest and can be extended with the written consent of both parties before its expiration.

Each of the loan agreements amongst Baidu Online and the respective shareholders of Beijing Perusal and BaiduPay contains the same terms as those described above, except that the amount of the loans extended to the respective shareholders is RMB20.0 million and RMB31.5 million, respectively. The term of the loan agreements will expire on July 31, 2024 and September 15, 2024, respectively, and can be extended with the written consent of both parties before its expiration.

Exclusive Equity Purchase and Transfer Option Agreement

Pursuant to the exclusive equity purchase and transfer option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person(s) in connection with the purchased equity interest. Baidu Online or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions from Baidu Netcom to its shareholders should be paid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom if, in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online or Baidu Netcom.

Each of the exclusive equity purchase and transfer option agreements amongst Baidu Online and Beijing Perusal, BaiduPay and their respective shareholders contains the same terms as those described above. Each of the agreements will terminate upon the shareholders of Beijing Perusal or BaiduPay have transferred all their equity interests in Beijing Perusal or BaiduPay, as the case may be, to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online, Beijing Perusal or BaiduPay.

Proxy Agreement/Power of Attorney

Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online earlier. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.

Each of the proxy agreements amongst Baidu Online and the shareholders of Beijing Perusal and BaiduPay contains the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal or BaiduPay holds any equity interests in Beijing Perusal or BaiduPay, as the case may be.

Operating Agreement

Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the power to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. In return, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of Baidu Online or Baidu Netcom expires and extension is denied by the relevant approval authorities.

Each of the operating agreements amongst Baidu Online and Beijing Perusal, BaiduPay and their respective shareholders contains the same terms as those described above. Each of the agreements will be in effect for an unlimited term, until the term of business of Baidu Online, Beijing Perusal or BaiduPay expires and extension is denied by the relevant approval authorities.

Exclusive Technology Consulting and Services Agreement

Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide to Baidu Netcom technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and e-commerce technical services. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom pays a monthly service fee to Baidu Online based upon a pre-agreed formula as defined in the agreement. Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.

Each of the exclusive technology consulting and services agreements between Baidu Online and Beijing Perusal and between Baidu Online and BaiduPay contains the same terms as those described above, except for the formula calculating the service fees. Baidu Netcom and Beijing Perusal should pay Baidu Online a monthly service fee equal to the product of the standard monthly fee for page view per thousand times multiplied by the actual times of page view for the month divided by 1,000; and the agreement between Baidu Online and BaiduPay does not provide a formula to calculate the quarterly fee, as BaiduPay has yet to achieve profitability. Each of the agreements will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.

License Agreements

Baidu Online and Baidu Netcom entered into a software license agreement, a trademark license agreement, a domain name license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license, a web layout copyright license, a trademark license and a domain name. Baidu Netcom may only use the licenses in its own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The software license agreement and web layout copyright license agreement were renewed since their original expiration and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities. The domain name license agreement was terminated in 2012 as Baidu Online transferred the relevant domain names to Baidu Netcom. The trademark license agreement was terminated in February 2013 after Baidu Online transferred its trademarks (including pending trademark applications) to Baidu Netcom.

Baidu Online entered into a trademark license agreement, a domain name license agreement and a web layout copyright license agreement with both Beijing Perusal and BaiduPay. Each of the license agreements between Baidu Online and Beijing Perusal and between Baidu Online and BaiduPay contains the same terms as those described above. Each of the web layout copyright license agreements was renewed since original expiration and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities. Each of the domain name license agreement was terminated in 2012 as Baidu Online transferred the relevant domain names to Beijing Perusal and BaiduPay. Each of the trademark license agreement was terminated in February 2013 after Baidu Online transferred its trademarks (including pending trademark applications) to Beijing Perusal and BaiduPay.

Equity Pledge Agreement

Pursuant to the equity pledge agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and services agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and services agreement and the loan agreement.

Each of the equity pledge agreements amongst Baidu Online and the respective shareholders of Beijing Perusal and BaiduPay contains the same terms, including term period, as those described above.

Each equity pledge is perfected by registration with relevant local administration for industry and commerce which is required for a property right under the PRC Property Rights Law.

Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb a majority of the expected losses from the VIEs’ activities through providing unlimited financial support to the VIEs and is entitled to receive a majority of residual returns from the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.

There are similar agreements entered into by Primary Beneficiaries besides Baidu Online with their VIEs and the respective shareholders, which resulted in a parent-subsidiary relationship between the Company and these VIEs.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to act in contrary to the terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Assets
Current
Cash and cash equivalents	1,510,320	2,250,298	362,682
Accounts receivable, net	1,373,443	2,744,793	442,380
Others	1,607,462	3,665,314	590,741

	4,491,225	8,660,405	1,395,803
Non-current
Fixed assets, net	1,350,852	1,796,162	289,489
Others	1,301,383	2,157,922	347,794

	2,652,235	3,954,084	637,283

Total	7,143,460	12,614,489	2,033,086

Third-party liabilities
Current
Accounts payable and accrued liabilities	2,944,821	6,073,083	978,803
Customer advances and deposits	801,626	802,362	129,317
Others	284,729	2,937,921	473,508

	4,031,176	9,813,366	1,581,628
Non-current	975,793	781,835	126,009

Total	5,006,969	10,595,201	1,707,637

Inter-company liabilities
Inter-company payable to subsidiaries for technology consulting and service fees	1,578,759	1,479,423	238,440
Others	510,821	889,530	143,366

Total	2,089,580	2,368,953	381,806

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	6,429,099	9,040,058	13,166,712	2,122,089
Net income (loss)	143,626	(248,664)	(352,125)	(56,752)
Net cash provided by operating activities	1,399,892	1,354,802	1,392,039	224,356
Net cash used in investing activities	(1,033,164)	(1,303,612)	(2,430,505)	(391,726)
Net cash (used in) provided by financing activities	(88,971)	595,132	1,778,444	286,633

As of December 31, 2014, there was no pledge or collateralization of the VIEs’ assets. The amount of the net liabilities of the VIEs was RMB349.67 million (US$56.36 million) as of December 31, 2014. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Primary Beneficiaries in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain debt and equity investments, amortization of certain licensed copyright, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.2046 per US$1.00 on December 31, 2014, the last business day in fiscal year 2014, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.